Note 3 - Summary of Significant Accounting Policies - 10Q (Details) - The Anti-Dilutive Common Shares Outstanding (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Common Shares Outstanding	$ 2,909,550	$ 34,379,543	$ 27,154,943	$ 35,253,904
Preferred Stock Series A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Common Shares Outstanding				$ 3,684,000
Preferred Stock Series C [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Common Shares Outstanding		$ 3,416,692		$ 3,416,692
Preferred Stock Series D [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Common Shares Outstanding		$ 6,000,000		$ 6,000,000
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Common Shares Outstanding		$ 7,700,000	$ 11,125,000	$ 3,375,000
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Common Shares Outstanding	$ 1,000,000	$ 2,544,910	$ 1,312,002	$ 3,810,271
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Common Shares Outstanding	$ 1,909,550	$ 14,717,941	$ 14,717,941	$ 14,967,941